FINANCIAL INSTRUMENTS - Financial Instruments that are Not Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade payables
Disclosure of financial assets [line items]
Non-current liabilities	$ 6,387	$ 5,240
Trade payables | Fair value
Disclosure of financial assets [line items]
Non-current liabilities	5,899	4,735
Borrowings
Disclosure of financial assets [line items]
Non-current liabilities	1,935	25,061
Borrowings | Fair value
Disclosure of financial assets [line items]
Non-current liabilities	1,847	25,382
Guarantee deposits
Disclosure of financial assets [line items]
Non-current assets	4,390	3,091
Guarantee deposits | Fair value
Disclosure of financial assets [line items]
Non-current assets	4,177	3,039
Other assets
Disclosure of financial assets [line items]
Non-current assets	8,583	6,954
Other assets | Fair value
Disclosure of financial assets [line items]
Non-current assets	$ 7,810	$ 6,278